Leases - Amounts recognised in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Leases
Depreciation expense on right of use assets	$ 1,642	$ 923	$ 0
Interest on lease liabilities	284	221
Expense relating to short-term leases	3	12	9
Total	$ 1,929	$ 1,156	$ 9